Share-based payment - Summary of Share-based Compensation Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Expense from share-based payment transactions with employees	¥ 29,951	¥ 35,884	¥ 29,644
Cost of revenue
Statements [Line Items]
Expense from share-based payment transactions with employees	300	446	234
selling expenses
Statements [Line Items]
Expense from share-based payment transactions with employees	3,906	2,720	1,186
Administrative expenses
Statements [Line Items]
Expense from share-based payment transactions with employees	15,013	25,940	22,259
Research and development expenses
Statements [Line Items]
Expense from share-based payment transactions with employees	¥ 10,732	¥ 6,778	¥ 5,965